Intangible assets and goodwill - Additional Information (Details) - CAD ($) $ in Thousands	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024
Disclosure of information for cash-generating units [line items]
Increase (decrease) in recoverable amount after projected decrease in growth rate	$ (16,955)
Intangible assets and goodwill	129,549	$ 92,816
Software
Disclosure of information for cash-generating units [line items]
Impairment of intangible assets	1,101	0
Bricks-and-mortar
Disclosure of information for cash-generating units [line items]
Goodwill	$ 58,641	58,641
Period of cash flow projections	5 years
Growth rate used to forecast revenue	2.00%
Terminal growth rate used to forecast revenue	2.00%
After-tax discount rate used to forecast cash flows	14.00%
Projected increase in discount rate	1.00%
Discount rate after projected increase	15.00%
Increase (decrease) in recoverable amount after projected increase in discount rate	$ (17,404)
Projected decrease in growth rate	1.00%
Growth rate after projected decrease	1.00%
Impairment loss	$ 0	0
E-commerce
Disclosure of information for cash-generating units [line items]
Goodwill	$ 0	14,732
Period of cash flow projections	5 years
Growth rate used to forecast revenue	5.00%
Terminal growth rate used to forecast revenue	2.00%
After-tax discount rate used to forecast cash flows	15.00%
Impairment loss	$ 23,564	4,964
Goodwill impairment	14,807	3,467
Intangible assets and goodwill	0
E-commerce | Brand intangible assets
Disclosure of information for cash-generating units [line items]
Impairment of intangible assets	7,657	1,497
Medical cannabis distribution
Disclosure of information for cash-generating units [line items]
Goodwill	$ 31,479	0
Period of cash flow projections	5 years
Growth rate used to forecast revenue, first year	1.00%
Growth rate used to forecast revenue, second year	22.00%
Growth rate used to forecast revenue, third year	9.00%
Growth rate used to forecast revenue, fourth year	7.00%
Growth rate used to forecast revenue, fifth year	3.00%
Terminal growth rate used to forecast revenue	3.00%
After-tax discount rate used to forecast cash flows	16.00%
Projected increase in discount rate	5.00%
Discount rate after projected increase	20.50%
Increase (decrease) in recoverable amount after projected increase in discount rate	$ (41,334)
Projected decrease in growth rate	5.00%
Increase (decrease) in recoverable amount after projected decrease in growth rate	$ (38,291)
Impairment loss	$ 0	$ 0